Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes (Tables)
Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s net deferred income taxes are as follows:

	December 31,
	2021	2020
Deferred tax assets:

Goodwill	$208,742	—
Capitalized Start-Up Costs	83,710	—
Other Intangibles	10,339	—
Other Accruals	1,875	—
Stock Compensation	17,423	1,764
Net Operating Loss	381,112
Deferred tax assets	703,211	1,764
Less valuation allowance	(703,083)	(1,764)
Net deferred tax assets after valuation allowance	$128	—

	December 31,
	2021	2020
Deferred tax liabilities:

Depreciation	$(128)	—
Deferred tax liabilities	(128)	1,764
Net deferred tax asset (liability)	$—	—

Schedule of Effective Income Tax Rate Reconciliation
	December 31,
	2021	2020
Rate Reconciliation
Federal income tax at statutory rate	21.00%	21.00%
Change in State Tax	0%	0%
Change in Valuation Allowance	-22.16%	19.11%
Permanent Differences	-12.26%	0%
State Taxes	1.98%	5.50%
Other	11.44%	-45.61%